UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Deerfield Management Company, LP
Address:       780 Third Avenue, 37th Floor
               New York, NY 10017

Form 13F File Number: 28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Flynn Management LLC, its general partner
Name:          James E. Flynn
Title:         Managing Member
Phone:         212-551-1600

Signature, Place, and Date of Signing:

/s/ James E. Flynn          New York, NY                2/16/2010
-------------------         ---------------            -------------
   [Signature]              [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF                   VALUE      SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------  ---------------- --------- --------   -------- -------- -------- --------  -------- ------   -------
AMERISOURCEBERGEN CORP          COM              03073E105   23,751    910,000    SH     DEFINED    01      910,000
AMGEN INC                       COM              031162100   31,702    560,400    SH     DEFINED    01      560,400
AMYLIN PHARMACEUTICALS INC      NOTE 2.500% 4/1  032346AD0   15,260 16,000,000    PRN    DEFINED    01                    16,000,000
ANGIODYNAMICS                   COM              03475V101    4,815    300,000    SH     DEFINED    01      300,000
ANTARES PHARMA INC              COM              036642106    4,275  3,750,000    SH     DEFINED    01    3,750,000
AP PHARMA INC                   COM NEW          00202J203    3,172  2,517,510    SH     DEFINED    01    2,517,510
ARDEA BIOSCIENCES INC           COM              03969P107    3,451    246,531    SH     DEFINED    01      246,531
ARQULE INC                      COM              04269E107    4,182  1,133,397    SH     DEFINED    01    1,133,397
ARRAY BIOPHARMA INC             COM              04269X105   12,920  4,597,846    SH     DEFINED    01    4,597,846
ATS MED INC                     NOTE 6.000% 10/1 002083AB9    3,960  4,000,000    PRN    DEFINED    01                     4,000,000
BAXTER INTL INC                 COM              071813109   14,670    250,000    SH     DEFINED    01      250,000
BIOSPHERE MED INC               COM              09066V103    3,009  1,098,061    SH     DEFINED    01    1,098,061
BOSTON SCIENTIFIC CORP          COM              101137107   30,582  3,397,956    SH     DEFINED    01    3,397,956
BRISTOL MYERS SQUIBB CO         COM              110122108   25,250  1,000,000    SH     DEFINED    01    1,000,000
CADENCE PHARMACEUTICALS INC     COM              12738T100    7,055    729,600    SH     DEFINED    01      729,600
CAPITAL SR LIVING CORP          COM              140475104    1,373    273,451    SH     DEFINED    01      273,451
CATALYST HEALTH SOLUTIONS INC   COM              14888B103   15,500    425,000    SH     DEFINED    01      425,000
CONCEPTUS INC                   NOTE 2.250% 2/1  206016AA5    9,511 10,145,000    PRN    DEFINED    01                    10,145,000
CONMED CORP                     NOTE 2.500% 11/1 207410AD3   26,933 28,388,000    PRN    DEFINED    01                    28,388,000
CUBIST PHARMACEUTICALS INC      NOTE 2.250% 6/1  229678AC1    2,828  3,000,000    PRN    DEFINED    01                     3,000,000
CVS CAREMARK CORP               COM              126650100   42,678  1,325,000    SH     DEFINED    01    1,325,000
CYTOKINETICS INC                COM              23282W100    3,829  1,315,700    SH     DEFINED    01    1,315,700
DENDREON CORP                   COM              24823Q107   15,786    600,700    PUT    DEFINED    01      600,700
DIALYSIS CORP OF AMERICA        COM              252529102    5,571    775,957    SH     DEFINED    01      775,957
DURECT CORP                     COM              266605104    3,458  1,400,000    SH     DEFINED    01    1,400,000
DUSA PHARMACEUTICALS INC        COM              266898105    4,676  3,016,965    SH     DEFINED    01    3,016,965
ECLIPSYS CORP COM               COM              278856109    9,723    525,000    SH     DEFINED    01      525,000
EMERGENCY MEDICAL SVCS          COM              29100P102   16,245    300,000    SH     DEFINED    01      300,000
ENDO PHARMA HLDGS               NOTE 1.750% 4/1  29264FAA4    7,370  8,000,000    PRN    DEFINED    01                     8,000,000
EURAND NV ORDINARY              COM              N31010106    9,675    750,000    SH     DEFINED    01      750,000
EV3 INC                         COM              26928A200   12,512    937,919    SH     DEFINED    01      937,919
EXPRESS SCRIPTS INC             COM              302182100   19,877    230,000    SH     DEFINED    01      230,000
GILEAD SCIENCES INC             COM              375558103    4,022     92,958    SH     DEFINED    01       92,958
HALOZYME THERAPEUTICS INC       COM              40637H109   21,280  3,625,195    SH     DEFINED    01    3,625,195
HEARTWARE INTL                  COM              422368100   14,269    402,273    SH     DEFINED    01      402,273
HUMAN GENOME SCIENCES INC       COM              444903108   28,745    940,000    PUT    DEFINED    01      940,000
HUMANA INC                      COM              444859102   22,384    510,000    SH     DEFINED    01      510,000
INSPIRE PHARMACEUTICALS INC     COM              457733103   30,476  5,521,011    SH     DEFINED    01    5,521,011
INSULET CORP                    COM              45784P101    3,648    255,447    SH     DEFINED    01      255,447
INTERMUNE INC                   COM              45884X103   28,879  2,214,663    SH     DEFINED    01    2,214,663
INTERMUNE INC                   COM              45884X103   10,302    790,000   CALL    DEFINED    01      790,000
INTERMUNE INC                   NOTE 0.250% 3/0  45884XAC7    5,056  5,000,000    PRN    DEFINED    01                     5,000,000
ISTA PHARMACEUTICALS INC        COM              45031X204   13,825  3,031,718    SH     DEFINED    01    3,031,718
MAGELLAN HEALTH SERVICES INC    COM NEW          559079207    4,971    122,054    SH     DEFINED    01      122,054
MAGELLAN HEALTH SERVICES INC    COM NEW          559079207    3,666      3,000   CALL    DEFINED    01        3,000
MANNKIND CORP                   COM              56400P951      378     43,200    PUT    DEFINED    01       43,200
MEDICINES CO                    COM              584688105   36,349  4,358,372    SH     DEFINED    01    4,358,372
MEDICIS PHARMACEUTICAL CORP     NOTE 2.500% 6/0  58470KAA2   16,686 16,439,000    PRN    DEFINED    01                    16,439,000
MEDTRONIC INC                   NOTE 1.500% 4/1  585055AL0   19,971 19,700,000    PRN    DEFINED    01                    19,700,000
MEDTRONIC INC                   NOTE 1.620% 4/1  585055AM8   25,080 24,000,000    PRN    DEFINED    01                    24,000,000
NANOSPHERE INC                  COM              63009F105    1,288    200,000    SH     DEFINED    01      200,000
NEUROGESX INC                   COM              641252101    4,969    644,499    SH     DEFINED    01      644,499
NEUROMETRIX INC                 COM              641255104   10,852  4,393,673    SH     DEFINED    01    4,393,673
NUVASIVE                        COM              670704105    7,995    250,000    SH     DEFINED    01      250,000
NXSTAGE MEDICAL INC             COM              67072V103   52,649  4,398,483    SH     DEFINED    01    4,398,483
ONYX PHARMACEUTICALS INC        NOTE 4.000% 8/1  683399AB5   22,097 20,700,000    PRN    DEFINED    01                    20,700,000
ONYX PHARMACEUTICALS INC        COM              683399109   14,376    489,972    SH     DEFINED    01      489,972
ORTHOVITA INC                   COM              68750U102    4,718  1,344,150    SH     DEFINED    01    1,344,150
PHARMASSET INC                  COM              71715N106   21,827  1,054,442    SH     DEFINED    01    1,054,442
RADNET INC                      COM              750491102    7,230  3,544,000    SH     DEFINED    01    3,544,000
RIGEL PHARMACEUTICALS INC       COM              766559603   42,320  4,450,000    SH     DEFINED    01    4,450,000
ROCKWELL MED TECHNOLOGIES INC   COM              774374102    6,723    874,194    SH     DEFINED    01      874,194
SALIX PHARMACEUTICALS           COM              795435106   76,170  3,000,000    SH     DEFINED    01    3,000,000
SELECT MEDICAL HOLDINGS CORPOR  COM              81619Q105   16,013  1,507,800    SH     DEFINED    01    1,507,800
SHIRE PLC                       SPONSORED ADR    82481R106    5,870    100,000    SH     DEFINED    01      100,000
SPECTRANETICS CORP  COM STK     COM              84760C107    6,264    900,000    SH     DEFINED    01      900,000
ST JUDE MED INC  COM STK        COM              790849103   17,478    475,200    SH     DEFINED    01      475,200
TRANSCEND SERVICES INC          COM              893929208    4,488    210,000    SH     DEFINED    01      210,000
UNITEDHEALTH GROUP INC          COM              99OC32BP6   18,288    600,000    PUT    DEFINED    01      600,000
UNIVERSAL AMERN FINL  CORP COM  COM              913377107    5,850    500,000    SH     DEFINED    01      500,000
ZYMOGENETICS INC  COM STK       COM              98985T109   21,795  3,410,836    SH     DEFINED    01    3,410,836

                                      71                  1,054,846


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         71
Form 13F Information Table Value Total:         $1,054,846
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-11827                       Flynn Management LLC